Loans and financing - Variation (Details) R$ in Thousands				12 Months Ended
		Jul. 16, 2020 installment	Apr. 16, 2020 BRL (R$) installment	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Proceeds from loans and financing (i)				R$ 150,000
Accrued interest				6,205
As of December 31, 2020				151,757
Standby Letter of Credit
Disclosure of detailed information about borrowings [line items]
Proceeds from loans and financing (i)	[1]			150,000
Accrued interest				6,205
Payment of interest				(4,448)
As of December 31, 2020				R$ 151,757
Loan amount			R$ 150,000
Interest rate			3.60%	3.60%
Number of instalments for interest payable | installment		5
Number of instalments for principal amount | installment			1

[1]	Seeking to guarantee the same rates and conditions that would be available in a scenario without the Coronavirus pandemic, on April 16, 2020, the Company entered into a loan agreement of R$ 150,000, with no financial covenants or guarantees anticipating a loan to settle the accounts payable from acquisition of subsidiaries due in December 2020. The loan accrues interest at the Brazilian interbank deposit (Certificado de Depósito Interbancário), or CDI rate +3.6% per annum and its interests are repayable in five quarterly installments starting on July 16, 2020 and the principal in one installment on October 18, 2021.